Deferred Income Tax and Income Tax Expense - Summary of Analysis of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	₩ 712,222	₩ 701,409
Deferred income tax liabilities	128,462	137,680
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	1,458,591	1,390,417
Deferred income tax liabilities	(874,831)	(826,688)
Gross carrying amount [member] | Less than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	318,339	265,997
Deferred income tax liabilities	(15,705)	(48,033)
Gross carrying amount [member] | Over 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred income tax assets	1,140,252	1,124,420
Deferred income tax liabilities	₩ (859,126)	₩ (778,655)